Memorandum items - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Non-managed marketed funds	€ 73,173	€ 62,002	€ 50,036
Third party debt securities and equity instruments held in custody	306,723	292,216	268,338
Financial instruments not credit-impaired | Stage 1
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	464,215	435,147	398,243
Financial instruments not credit-impaired | Stage 1 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	338	305	302
Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	21,241	17,587	8,528
Financial instruments not credit-impaired | Stage 2 and 3 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	206	192	174
Financial instruments credit-impaired | Stage 2 and 3
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,345	1,521	1,526
Financial instruments credit-impaired | Stage 2 and 3 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	€ 169	€ 213	€ 226